Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The factors used in the earnings per common share computation follow:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands, except per share data)
Basic:
Net income	$4,578	$4,410

Weighted average common shares outstanding	5,596,165	5,767,168
Less: Average unallocated ESOP shares	(371,017)	(393,502)
Average shares	5,225,148	5,373,666

Basic earnings per common share	$0.88	$0.82

Diluted:
Net income	$4,578	$4,410

Weighted average common shares outstanding for basic earnings per common share	5,225,148	5,373,666
Add: Dilutive effects of assumed exercises of stock options	122,764	91,890
Average shares and dilutive potential common shares	5,347,912	5,465,556

Diluted earnings per common share	$0.86	$0.81